Unaudited Interim Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Share-based payments reserve	Treasury share reserve	Translation reserve	Accumulated deficit	Total shareholders' equity	Total
Beginning Balance at Dec. 31, 2022		$ 23,685	$ 144,240		$ 3,493	$ (320,194)	$ (148,776)	$ (148,776)
Beginning Balance (in Shares) at Dec. 31, 2022	19,709,240
Profit/Loss for the year						11,343	11,343	11,343
Other comprehensive income		26			981		1,007	1,007
Total comprehensive income for the period, net of tax		26			981	11,343	12,350	12,350
Share-based payments		289	368				657	657
Share-based payments and exercise of options (shares)	22,220
Total transactions with shareholders		289	368				657	657
Total Transaction With Shareholders Shares	22,220
Ending Balance at Jun. 30, 2023		24,000	144,608		4,474	(308,851)	(135,769)	(135,769)
Ending Balance (in Shares) at Jun. 30, 2023	19,731,460
Beginning Balance at Dec. 31, 2023		25,531	143,593		5,143	(274,079)	(99,812)	(99,812)
Beginning Balance (in Shares) at Dec. 31, 2023	19,764,141
Profit/Loss for the year						13,273	13,273	13,273
Other comprehensive income		(138)			761		623	623
Total comprehensive income for the period, net of tax		(138)			761	13,273	13,896	$ 13,896
Issue of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	84,298							84,298
Share-based payments		300	18				318	$ 318
Share-based payments and exercise of options (shares)	14,963
Repurchase of shares to Cubic Games Studio Ltd's previous shareholders (in shares)	(101,601)
Repurchase of shares resulted from Tender offer				$ (33,109)			(33,109)	$ (33,109)
Repurchase of shares resulted from Tender offer (in shares)	(1,655,426)							(1,655,426)
Total transactions with shareholders		300	18	(33,109)			(32,791)	$ (32,791)
Total Transaction With Shareholders Shares	(1,657,766)
Ending Balance at Jun. 30, 2024		$ 25,693	$ 143,611	$ (33,109)	$ 5,904	$ (260,806)	$ (118,707)	$ (118,707)
Ending Balance (in Shares) at Jun. 30, 2024	18,106,375